Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Trade Notes and Accounts Receivable, Net
Trade Notes and Accounts Receivable, Net

7.Trade Notes and Accounts Receivable, Net

Trade notes and accounts receivable, net as of December 31, 2020 and 2019, consisted of:

	2020		2019
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	3,327,579	Ps.	4,188,293
Trade accounts receivable		13,265,351		15,144,534
Loss allowance		(4,249,133)		(4,846,643)
	Ps.	12,343,797	Ps.	14,486,184

As of December 31, 2020 and 2019, the aging analysis of the trade notes and accounts receivable that were past due is as follows:

	2020		2019
1 to 90 days	Ps.	3,634,710	Ps.	4,180,830
91 to 180 days		1,386,243		1,182,634
More than 180 days		4,044,530		4,706,908

The carrying amounts of the Group’s trade notes and account receivables denominated in other than peso currencies are as follows:

	2020		2019
U.S. dollar	Ps.	2,905,396	Ps.	3,610,639
Other currencies		75,369		45,114
At December 31	Ps.	2,980,765	Ps.	3,655,753

Movements on the Group for loss allowance of trade notes and account receivables are as follows:

	2020		2019
At January 1	Ps.	(4,846,643)	Ps.	(4,379,316)
Impairment provision		(1,352,432)		(1,549,801)
Write-off of receivables		1,949,942		996,185
Reclassification to current assets held for sale		—		86,289
At December 31	Ps.	(4,249,133)	Ps.	(4,846,643)

The maximum exposure to credit risk of the trade notes and accounts receivable as of December 31, 2020 and 2019 is the carrying value of each class of receivables mentioned above.